Offerings	Apr. 13, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	4.750% Series A Fixed-to-Fixed Reset Rate Junior Subordinated Notes due 2056
Amount Registered | shares	1,168,500,000
Maximum Aggregate Offering Price	$ 1,162,119,990.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 160,488.77
Offering Note	The amount registered and the maximum aggregate offering price for this offering of EUR1,000,000,000 aggregate principal amount of notes at a maximum aggregate offering price of EUR994,540,000 is based on the April 9, 2026 euro/U.S. dollar exchange rate of euro1.00=$1.1685 as published by the European Central Bank.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.250% Series B Fixed-to-Fixed Reset Rate Junior Subordinated Notes due 2056
Amount Registered | shares	817,950,000
Maximum Aggregate Offering Price	$ 811,488,195.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 112,066.52
Offering Note	The amount registered and the maximum aggregate offering price for this offering of EUR700,000,000 aggregate principal amount of notes at a maximum aggregate offering price of EUR694,470,000 is based on the April 9, 2026 euro/U.S. dollar exchange rate of euro1.00=$1.1685 as published by the European Central Bank.